NRM INVESTMENT COMPANY
                            ROSEMONT BUSINESS CAMPUS
                          ROSEMONT, PENNSYLVANIA 19010

                                                               October 30, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

        Re:  Rule 24f-2 Notice for NRM Investment Company
               Registration Statement No. 2-66073

Gentlemen:

     In connection with the above captioned Registration Statement with respect to which the Corporation has filed a declaration authorized by paragraph (a)(1) of Rule 24f-2 under the Investment Company Act of 1940, we are hereby filing a Rule 24f-2 Notice to inform you of the following:

     (i)  the fiscal year end for which the notice
          is filed:                                                 08/31/97
                                                              ------------------
    (ii)  the number of securities of the same class or series which had been registered under the Securities Act of
          1933 other than pursuant to Rule 24f-2 but which
          remained unsold at the beginning of such fiscal year:        0
                                                              ------------------

   (iii)  the number of securities registered during such
          fiscal year other than pursuant to Rule 24f-2:               0
                                                              ------------------

    (iv) the number of securities sold during such fiscal year (Note 1):

     (v)  the number of securities sold during the fiscal year
          in reliance upon registration pursuant to Rule 24f-2:     3,875.8
                                                              ------------------

     We are sending by Fedwire to your account at Mellon Bank, $100.00 as payment of the filing fee with respect to the number of sales specified in (v) above and based on an aggregate sale price of $78.31 calculated pursuant to Rule 24f-2(c).

Securities and Exchange Commission
October  30, 1997
Page 2

     We also enclose the opinion of counsel required by paragraph (b)(l)(v) of Rule 24f-2.

                                Very truly yours,

                                NRM INVESTMENT COMPANY


                                Thomas F. Kilcullen
                                Treasurer

Note 1
------

Actual Aggregate Sale Price for which
such securities were sold during such
fiscal year . . . . . . . . . . . . . . .            $15,075.48

Less difference of:

  (A)  Actual aggregate redemption or
       repurchase price of such secur-
       ities redeemed or repurchased
       during such fiscal year . . . . .                -0-

  (B)  Actual aggregate redemption or
       repurchase price of such redeemed
       or repurchased securities
       previously applied pursuant to
       Section 24(e)(1). . . . . . . . .                -0-

Actual Aggregate Sale Price pursuant
to Rule 24f-2(c). . . . . . . . . . . .              $15,075.48